UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2012 to March 31, 2012

Item 1:                   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (86.9%)
Aerospace & Defense (0.6%)
$1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ $104.88)	(B-, B3)	07/15/18	9.750	$1,065,000

Auto Parts & Equipment (4.9%)
750	Affinia Group, Inc., Global Company Guaranteed Notes (Callable11/30/12 @ $100.00)	(CCC+, B3)	11/30/14	9.000	761,250
500	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $108.63)‡	(B, B3)	04/01/17	11.500	515,000
425	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)§	(BB, Ba2)	03/15/20	8.125	476,000
1,211	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡€	(BB-, Ba3)	12/15/17	8.875	1,665,032
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(B-, B3)	03/15/18	10.625	729,000
550	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B, B1)	02/15/17	7.750	584,375
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ $106.38)‡	(B, B1)	02/15/19	8.500	1,072,500
1,075	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/12 @ $100.00)	(CCC, Caa1)	08/15/14	10.000	989,000
1,300	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B2)	10/15/17	9.500	1,386,125
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.31)	(CCC+, B3)	02/15/19	8.625	1,032,500
					9,210,782
Building & Construction (0.4%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)‡+	(NR, NR)	06/30/15	0.000	388,440
500	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes‡	(CC, B3)	11/01/21	2.000	273,750
155	William Lyon Homes, Inc., Global Company Guaranteed Notesø	(NR, NR)	02/25/17	12.000	132,062
					794,252
Building Materials (2.5%)
1,525	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ $107.13)	(B-, Caa1)	04/01/16	9.500	1,403,000
1,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)§	(B+, B2)	04/01/19	7.625	977,500
1,905	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	2,000,250
325	Summit Materials Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ $105.25)‡	(B, B3)	01/31/20	10.500	341,250
					4,722,000
Chemicals (4.9%)
1,100	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B1)	08/15/18	7.875	1,127,500
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, Ba3)	05/15/15	9.000	426,500
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ $101.42)‡§	(CCC, Caa1)	02/15/16	8.500	1,235,000
200	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14 @ $104.19)‡	(B-, B3)	03/01/18	8.375	199,000
1,125	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)	(B-, B2)	11/01/18	7.875	1,082,812
1,400	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	1,505,000
1,050	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ $103.88)	(B, B1)	02/01/19	7.750	1,110,375
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/12 @ $100.00)‡ø	(D, Ca)	08/15/14	9.000	397,500
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.72)‡€	(B+, B2)	05/15/16	7.625	878,922
500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ $107.31)‡	(B-, Caa1)	03/31/20	9.750	522,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$600	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ $106.19)	(NR, B1)	10/01/17	8.250	$631,500
					9,116,609
Computer Hardware (0.9%)
1,730	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ $103.94)	(BB-, B3)	11/15/17	7.875	1,678,100

Consumer Products (1.6%)
1,200	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ $104.50)	(B, B3)	10/01/18	9.000	1,327,500
1,025	Prestige Brands, Inc., Global Secured Notes (Callable 04/01/14 @ $104.13)	(BB-, Ba3)	04/01/18	8.250	1,124,937
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ $104.06)‡	(B-, B3)	02/01/20	8.125	435,500
					2,887,937
Consumer/Commercial/Lease Financing (1.7%)
537	CIT Group, Inc., Rule 144A, Secured Notes‡	(BB-, B1)	05/04/15	7.000	538,316
353	CIT Group, Inc., Rule 144A, Secured Notes‡	(BB-, B1)	05/02/16	7.000	354,765
495	CIT Group, Inc., Rule 144A, Secured Notes‡	(BB-, B1)	05/02/17	7.000	496,856
550	International Lease Finance Corp., Senior Unsecured Notes#	(BBB-, B1)	07/13/12	0.927	547,233
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06)‡	(B, B2)	02/15/19	10.125	259,000
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡§	(BB, Ba3)	04/15/17	10.250	1,050,812
					3,246,982
Discount Stores (0.8%)
1,300	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ $108.25)‡	(NR, Caa1)	12/15/19	11.000	1,397,500

Diversified Capital Goods (2.6%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ $102.33)	(B+, Ba2)	03/15/17	7.000	259,063
575	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	635,375
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	660,937
772	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(CCC, Caa3)	12/15/15	12.000	700,590
600	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ $104.94)‡	(BB-, B2)	11/01/19	9.875	627,000
625	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B2)	09/01/20	8.750	703,125
1,050	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B2)	12/15/17	9.750	1,165,500
					4,751,590
Electric - Generation (0.4%)
2,200	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)	(D, Caa3)	11/01/15	10.250	514,250
1,275	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ $102.56)§	(D, Caa3)	11/01/15	10.250	283,688
					797,938
Electric - Integrated (0.8%)
1,300	The AES Corp., Rule 144A, Senior Notes‡§	(BB-, Ba3)	07/01/21	7.375	1,443,000

Electronics (1.4%)
950	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.00)	(CCC+, B3)	02/15/18	8.000	843,125
781	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B, B1)	03/15/18	10.125	874,720

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electronics
$1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $105.81)	(BB, B3)	04/01/19	7.750	$800,000
					2,517,845
Energy - Exploration & Production (8.3%)
475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	444,125
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	1,441,812
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	523,688
1,450	Energy Partners, Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(B-, Caa1)	02/15/18	8.250	1,477,187
625	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.63)	(B, Caa1)	12/15/17	9.250	679,688
975	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)§	(B-, B3)	09/15/18	7.500	872,625
725	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ $103.88)	(B, B2)	02/01/21	7.750	755,812
650	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ $103.13)‡	(B, B2)	11/01/19	6.250	631,313
2,100	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ $104.94)	(B-, Caa1)	11/15/14	11.875	2,226,000
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ $103.63)	(B, Caa1)	02/01/19	7.250	581,625
625	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ $104.13)‡	(BB+, Ba3)	02/15/20	8.250	640,625
1,250	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BBB-, Ba1)	01/15/20	7.500	1,535,137
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	735,000
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)	(CCC+, Caa2)	12/15/14	6.750	681,750
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)§	(B+, B3)	06/01/17	7.125	547,313
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	1,068,750
650	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ $104.25)§	(B, Caa1)	06/15/19	8.500	690,625
					15,533,075
Environmental (1.5%)
900	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B3)	07/15/14	11.000	967,500
675	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ $104.25)	(BB+, Ba3)	12/15/18	8.500	756,000
1,000	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ $105.38)	(BB-, Caa1)	08/15/18	10.750	1,037,500
					2,761,000
Food - Wholesale (0.8%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	1,421,063

Forestry & Paper (1.0%)
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡€	(BB+, Ba1)	11/15/17	7.250	715,789
725	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ $100.00)§	(B+, B1)	04/01/15	7.750	732,250
1,000	Stone & Webster, Inc.*	(NR, NR)	07/01/12	8.375	21,250
850	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ $104.38)	(B, B2)	02/01/19	8.750	471,750
					1,941,039

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming (4.8%)
$775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00)‡ø	(NR, NR)	12/15/14	9.375	$275,125
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ $102.42)‡	(B, Caa1)	11/15/19	7.250	515,763
950	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes‡	(NR, Ca)	11/15/13	8.000	684,000
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)‡ø	(NR, NR)	06/15/15	11.000	2,109
1,250	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ $100.00)‡	(BB-, B2)	02/15/15	7.250	1,276,562
1,300	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,433,250
1,500	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	1,477,500
210	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	193,864
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, Caa1)	08/15/17	10.750	943,500
800	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	848,000
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)ø^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $101.60)‡	(B+, B3)	11/15/15	9.000	1,231,125
					8,880,842
Gas Distribution (2.1%)
1,250	Energy Transfer Equity LP, Company Guaranteed Notes§	(BB, Ba2)	10/15/20	7.500	1,393,750
700	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ $103.94)§	(B, B2)	12/15/18	7.875	717,500
600	Genesis Energy LP, Rule 144A, Senior Secured Notes (Callable 12/15/14 @ $103.94)‡	(NR, B2)	12/15/18	7.875	612,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ $103.25)‡	(BB-, B1)	03/01/20	6.500	508,750
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)§	(BB, Ba3)	07/01/16	8.250	687,375
					3,919,375
Health Facilities (2.0%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $102.47)§	(B, Caa1)	11/01/15	9.875	481,162
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ $103.44)	(BB, Ba1)	05/01/21	6.875	630,000
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	403,750
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.00)§	(B, B2)	06/15/16	8.000	1,169,125
400	USPI Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ $106.75)‡	(CCC+, Caa1)	04/01/20	9.000	414,000
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ $105.13)#	(B-, Caa1)	07/15/15	10.250	714,026
					3,812,063
Health Services (1.8%)
350	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $107.41)‡€	(B, Caa1)	08/01/19	9.875	508,044
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	362,000
350	Labco SAS, Senior Secured Notes (Callable 01/15/14 @ $106.38)€	(B+, B3)	01/15/18	8.500	417,155
550	Service Corp. International, Senior Unsecured Notes§	(BB-, Ba3)	11/15/21	8.000	638,000
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00)‡	(B, B2)	03/15/18	8.000	1,331,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$175	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12 @ $102.13)#	(B+, B3)	06/01/15	8.500	$180,031
					3,436,480
Insurance Brokerage (0.7%)
1,250	Alliant Holdings I, Inc. Rule 144A‡	(CCC, Caa2)	05/01/15	11.000	1,317,188

Leisure (1.2%)
1,000	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ $104.56)	(B, B2)	08/01/18	9.125	1,127,500
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B2)	04/15/17	8.875	1,043,750
					2,171,250
Machinery (1.5%)
1,400	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ $105.31)	(B+, B2)	09/01/14	10.625	1,498,000
900	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $104.38)‡	(B, B3)	05/01/16	8.750	940,500
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	260,000
					2,698,500
Media - Broadcast (1.2%)
1,725	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)§	(B, B3)	04/15/17	8.875	1,858,687
350	Townsquare Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $106.75)‡	(B, B3)	04/01/19	9.000	346,500
					2,205,187
Media - Cable (4.6%)
1,435	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes	(B-, B3)	01/15/14	9.375	1,442,175
150	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/18	7.750	157,500
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	637,500
398	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	454,497
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	1,616,750
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	970,875
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	1,212,750
500	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ $104.56)‡	(B-, Caa1)	04/01/20	9.125	509,375
750	Insight Communications Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $107.03)‡§	(BBB, B3)	07/15/18	9.375	860,625
350	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	379,750
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡€	(BB-, B1)	12/01/17	8.125	283,652
					8,525,449
Media - Diversified (1.0%)
1,050	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ $103.63)‡	(B+, Ba3)	02/01/20	7.250	1,074,937
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ $101.29)	(B+, B1)	03/15/16	7.750	799,219
					1,874,156
Media - Services (0.9%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B1)	12/15/17	9.250	219,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Services
$800	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B1)	12/15/17	9.250	$881,000
366	SGS International, Inc., Global Company Guaranteed Notes	(B, B2)	12/15/13	12.000	368,745
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)§	(BB-, Ba2)	06/15/16	9.500	273,750
					1,742,745
Metals & Mining - Excluding Steel (2.9%)
500	Arch Coal, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/16 @ 103.63)‡§	(B+, B1)	06/15/21	7.250	463,750
1,075	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ $103.44)‡	(BB-, B1)	05/01/18	6.875	1,096,500
400	FMG Resources August 2006 Pty, Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ $104.13)‡	(BB-, B1)	11/01/19	8.250	422,000
1,213	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B-, B3)	05/15/15	4.659	1,176,937
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $100.00)ø	(NR, NR)	12/15/14	9.000	18
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $103.33)ø	(NR, NR)	12/15/16	10.000	67
1,450	Taseko Mines, Ltd., Company Guaranteed Notes (Callable 04/15/15 @ $103.88)	(B, B3)	04/15/19	7.750	1,388,375
1,200	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ $104.63)‡§	(B-, Caa1)	05/15/19	9.250	930,000
					5,477,647
Oil Field Equipment & Services (3.1%)
1,400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa3)	01/15/15	12.250	1,435,000
1,125	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	7.625	1,181,250
420	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ $102.36)‡	(B, B3)	01/15/16	9.500	440,475
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(BB-, Ba3)	09/01/17	8.000	263,750
775	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	856,375
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	426,000
1,060	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	1,128,900
					5,731,750
Oil Refining & Marketing (1.6%)
1,325	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡§	(B+, B1)	04/01/17	10.875	1,497,250
90	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB, Ba2)	04/01/15	9.000	96,750
825	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	903,375
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	543,875
					3,041,250
Packaging (2.8%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63)‡€	(B-, B3)	10/15/20	9.250	407,504
1,125	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡€	(BB-, Ba3)	10/15/17	7.375	1,595,543
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	402,187
475	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ $105.00)	(CCC+, B3)	06/15/18	10.000	523,687
850	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B, B2)	12/15/13	2.474	807,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$56	Pregis Corp., Global Secured Notes#€	(B, B2)	04/15/13	6.245	$73,244
350	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	346,500
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, Ba3)	10/15/16	8.750	531,250
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB-, Ba3)	04/15/19	7.125	314,250
250	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ $104.19)‡§	(BB, B1)	09/15/21	8.375	282,188
					5,283,853
Pharmaceuticals (0.7%)
104	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	105,022
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ $103.88)§	(BB, B3)	09/15/18	7.750	1,178,437
					1,283,459
Printing & Publishing (0.6%)
379	Cenveo Corp., Global Company Guaranteed Notes§	(CCC+, Caa2)	12/01/13	7.875	363,840
775	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	687,813
					1,051,653
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes‡#	(NR, NR)	08/15/13	4.000	1,020,900

Real Estate Investment Trusts (0.9%)
1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(B+, Ba3)	04/15/19	7.250	1,674,250

Restaurants (1.2%)
1,100	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B-, B2)	07/15/18	11.375	1,262,250
1,000	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ $105.63)‡	(B, B3)	04/01/17	11.250	992,500
					2,254,750
Software/Services (2.7%)
950	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ $104.31)§	(NR, Caa1)	05/01/19	8.625	976,125
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69)‡	(B+, B1)	06/15/19	7.375	1,151,719
625	Lawson Software, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ $107.50)‡€	(B-, Caa1)	04/01/19	10.000	832,312
1,000	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ $101.73)	(CCC+, Caa1)	03/15/16	10.375	1,038,750
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(CCC+, Caa1)	06/01/18	11.125	446,000
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ $105.53)	(B, Caa1)	11/15/18	7.375	640,500
					5,085,406
Specialty Retail (1.6%)
800	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ $105.34)§	(B, B3)	05/15/19	7.125	788,000
750	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $106.75)‡§	(B, NR)	03/15/19	9.000	779,063
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $103.25)‡€	(B+, B1)	04/15/18	7.500	938,848
500	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ $105.38)	(B+, B3)	07/15/17	10.750	550,000
					3,055,911

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Steel Producers/Products (1.9%)
$600	AM Castle & Co., Rule 144A, Senior Secured Notes (Callable 12/15/14 @ $106.38)‡	(B+, B3)	12/15/16	12.750	$652,500
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $106.19)‡	(B, B3)	03/15/18	8.250	574,750
550	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $103.00)	(CCC+, Caa1)	11/01/15	12.000	566,500
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ $109.00)‡	(B, B3)	08/15/16	12.000	1,185,000
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/13 @ $100.00)	(B, B3)	02/01/15	9.750	490,437
					3,469,187
Support-Services (3.4%)
750	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	727,500
1,100	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63)‡	(B+, Ba3)	06/01/21	7.250	1,138,500
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ $105.50)‡	(CCC+, Caa1)	12/31/19	11.000	567,500
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B2)	03/15/17	9.750	833,125
800	Maxim Crane Works LP, Rule 144A, Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa2)	04/15/15	12.250	764,000
325	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ $103.31)	(B+, B1)	02/15/21	6.625	341,656
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	488,812
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)§	(B, B3)	06/15/16	10.875	312,813
1,200	UR Financing Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/16 @ $103.69)‡	(B, B3)	05/15/20	7.375	1,230,000
					6,403,906
Telecom - Integrated/Services (0.8%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡#ø^	(NR, NR)	01/15/15	6.034	0
600	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ $103.63)	(B, B3)	04/01/19	7.250	633,750
750	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ $103.75)§	(B, B3)	04/01/21	7.500	792,188
					1,425,938
Telecom - Wireless (0.6%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	212,000
200	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	209,000
250	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B3)	07/15/17	11.750	247,500
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡€	(BB-, B3)	07/15/17	11.750	442,790
					1,111,290
Telecommunications Equipment (0.9%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡§	(B, B1)	04/01/19	7.000	705,250
950	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡§	(BB-, B1)	12/01/16	9.500	992,750
					1,698,000
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡ø€	(NR, NR)	11/15/12	9.875	3,975

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment (2.2%)
$707	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)§	(CCC+, Caa1)	12/01/20	9.750	$669,883
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B2)	06/01/19	8.750	710,437
400	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)	(B, B2)	07/15/21	7.875	428,000
1,600	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/18	9.125	1,760,000
550	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00)‡#	(CCC, NR)	06/15/13	12.500	486,750
					4,055,070
Tobacco (0.7%)
1,150	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/12 @ $103.67)§	(NR, B1)	08/15/15	11.000	1,211,813

Transportation - Excluding Air/Rail (0.9%)
400	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	345,000
1,250	Ship Finance International, Ltd., Global Company Guaranteed Notes§	(B+, B3)	12/15/13	8.500	1,256,250
					1,601,250
TOTAL CORPORATE BONDS (Cost $161,074,967)					161,810,205

ASSET BACKED SECURITIES (0.8%)
Collateralized Loan Obligations (0.8%)
1,000	Commercial Industrial Finance Corp., Rule 144A‡#	(BBB, NR)	01/19/23	3.893	831,553
1,000	Gale Force CLO, Ltd., Rule 144A‡#	(BBB+, Baa2)	11/15/17	2.353	793,673
TOTAL ASSET BACKED SECURITIES (Cost $1,540,273)					1,625,226

BANK LOANS (8.9%)
Aerospace & Defense (0.4%)
548	London Acquisition Holdings B.V.#€	(B, B1)	05/12/14	0.00	670,992

Auto Parts & Equipment (0.5%)
987	Milacron LLC#	(B, B1)	05/15/17	7.500	989,746

Banking (0.2%)
454	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	456,237

Gaming (0.5%)
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	850,000

Health Services (0.5%)
990	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	0.05	969,961

lnvestments & Misc. Financial Services (0.7%)
1,250	BNY Convergex Group LLC#	(B-, B2)	12/18/17	8.75	1,246,875

Leisure (0.6%)
871	Technicolor SA#	(B-, NR)	05/26/17	9.591	779,113
379	Technicolor SA#	(B-, NR)	04/25/16	9.591	339,643
					1,118,756
Media - Broadcast (0.4%)
748	Cumulus Media Holdings, Inc.#	(BB-, Ba2)	09/17/18	5.750	752,996

Media - Diversified (0.4%)
555	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	7.285	347,031
430	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.285	341,990
					689,021
Metals & Mining - Excluding Steel (0.8%)
1,480	Global Brass & Copper, Inc.#	(B, B2)	08/18/15	10.250	1,524,768

Oil Field Equipment & Services (0.3%)
640	Amtrol, Inc.#	(NR, NR)	12/05/14	4.891	591,814

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Packaging (0.3%)
$453	Hilex Poly Co. LLC#	(B+, B3)	11/19/15	11.500	$463,548

Printing & Publishing (0.2%)
1,250	Yell Group PLC#	(B-, B2)	07/31/14	3.990	400,000

Real Estate Investment Trusts (2.1%)
945	iStar Financial, Inc.#	(BB-, B1)	06/28/13	5.000	944,668
1,000	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,000,105
2,000	Spirit Finance Corp.#	(CCC+, Ca)	08/01/13	3.782	1,930,830
					3,875,603
Software/Services (1.0%)
1,000	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.241	951,875
1,000	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	990,000
					1,941,875
TOTAL BANK LOANS (Cost $16,496,589)					16,542,192

Number of Shares

COMMON STOCKS (0.5%)
Automotive (0.0%)
1,219	Safelite Realty Corp.*^	0

Building & Construction (0.0%)
92,791	William Lyon Homes, Inc.*	55,674

Building Materials (0.0%)
372	Dayton Superior Corp.*^	0
328	Nortek, Inc.*§	14,429
		14,429
Chemicals (0.0%)
4,893	Huntsman Corp.	68,551

Forestry & Paper (0.1%)
7,000	AbitibiBowater, Inc.*§	99,960

Gaming (0.1%)
36,250	Majestic Holdco LLC*	79,750
1,500	Progressive Gaming International Corp.*	2
		79,752
Leisure (0.3%)
12,670	Six Flags Entertainment Corp.	592,576

Printing & Publishing (0.0%)
10,652	Cenveo, Inc.*	36,110
888	SuperMedia, Inc.*	2,122
		38,232
TOTAL COMMON STOCKS (Cost $1,819,810)		949,174

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.*^ (Cost $156,000)	0

WARRANTS (0.1%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§	1,944

Media - Broadcast (0.1%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡	88,265

Number of Shares				Value
WARRANTS
Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*			$0
TOTAL WARRANTS (Cost $864)				90,209

SHORT-TERM INVESTMENTS (19.9%)
31,619,454	State Street Navigator Prime Portfolio§§			31,619,454

Par (000)		Maturity	Rate%
$5,444	State Street Bank and Trust Co. Euro Time Deposit	04/02/12	0.010	5,444,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,063,454)				37,063,454

TOTAL INVESTMENTS AT VALUE (117.1%) (Cost $218,151,957)				218,080,460

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.1%)				(31,875,360)

NET ASSETS (100.0%)				$186,205,100

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $71,090,317 or 38.2% of net assets.

€	This security is denominated in Euro.
+	Step Bond — The interest rate is as of March 31, 2012 and will reset at a future date.
ø	Bond is currently in default.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2012.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2012.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts
USD	8,262,475	EUR	6,500,000	04/13/12	Morgan Stanley	$(8,262,475)	$(8,656,439)	$(393,964)
EUR	275,000	USD	366,644	04/20/12	Morgan Stanley	366,644	366,246	(398)
USD	390,210	EUR	300,000	04/20/12	Morgan Stanley	(390,210)	(399,541)	(9,331)
USD	262,940	EUR	200,000	04/20/12	Morgan Stanley	(262,940)	(266,360)	(3,420)
Total								$(407,113)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At March 31, 2012, the Fund held 0.05% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,084,299 and fair value of $88,309. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$161,810,161	$44	$161,810,205
Asset Backed Securities	—	1,625,226	—	1,625,226
Bank Loans	—	16,542,192	—	16,542,192
Common Stocks	869,424	79,750	—	949,174
Preferred Stock	—	—	—	—
Warrants	1,944	—	88,265	90,209
Short-Term Investments	31,619,454	5,444,000	—	37,063,454
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(407,113)	—	(407,113)
	$32,490,822	$185,094,216	$88,309	$217,673,347

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments as of March 31, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments
Balance as of December 31, 2011	$80,218
Accrued discounts/premiums	—
Purchase	—
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	8,091
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of March 31, 2012	$88,309

Net change in unrealized Appreciation/(Depreciation) from investments still held as of March 31, 2012	$8,091

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended March 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At March 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $218,151,957, $9,800,749, $(9,872,246) and $(71,497), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: May 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: May 15, 2012

/s/Thomas M. Sipp
Name: Thomas M. Sipp
Title: Chief Financial Officer
Date: May 15, 2012